Major Consolidated Entities - Disclosure of Major Consolidated Entities (Details)	12 Months Ended
Mar. 31, 2019
Copsale Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	BVI
Percent of voting rights held	100.00%
Eros Australia Pty Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	Australia
Percent of voting rights held	100.00%
Eros International Films Private Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	India
Percent of voting rights held	100.00%
Eros International Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	U.K.
Percent of voting rights held	100.00%
Eros International Media Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	India
Percent of voting rights held	62.39%
Eros International USA Inc.
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	U.S.
Percent of voting rights held	100.00%
Eros Music Publishing Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	U.K.
Percent of voting rights held	100.00%
Eros Network Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	U.K.
Percent of voting rights held	100.00%
Eros Pacific Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	Fiji
Percent of voting rights held	100.00%
Eros Worldwide FZ-LLC
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jun. 01, 2006
Country of incorporation	UAE
Percent of voting rights held	100.00%
Big Screen Entertainment Private Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jan. 01, 2007
Country of incorporation	India
Percent of voting rights held	64.00%
EyeQube Studios Private Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jan. 01, 2008
Country of incorporation	India
Percent of voting rights held	99.99%
Acacia Investments Holdings Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Apr. 01, 2008
Country of incorporation	IOM
Percent of voting rights held	100.00%
Eros International Pte Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Aug. 01, 2010
Country of incorporation	Singapore
Percent of voting rights held	100.00%
Digicine Pte. Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Mar. 01, 2012
Country of incorporation	Singapore
Percent of voting rights held	100.00%
Colour Yellow Productions Private Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	May 01, 2014
Country of incorporation	India
Percent of voting rights held	50.00%
Eros Digital FZ LLC
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Sep. 01, 2015
Country of incorporation	UAE
Percent of voting rights held	100.00%
Eros Digital Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Jul. 01, 2016
Country of incorporation	IOM
Percent of voting rights held	100.00%
Eros Films Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Nov. 01, 2016
Country of incorporation	IOM
Percent of voting rights held	100.00%
Universal Power Systems Private Limited
Disclosure of information about consolidated structured entities [line items]
Date of incorporation	Aug. 01, 2015
Country of incorporation	India
Percent of voting rights held	100.00%